PROVISIONS	6 Months Ended
Jun. 30, 2020
Disclosure of other provisions [abstract]
PROVISIONS
NOTE 20 - PROVISIONS

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2020		90	4	28	122
Allowance		—	11	2	13
Amounts used		—	(5)	—	(5)
Unused amounts reversed		—	—	(4)	(4)
Unwinding of discounts		1	—	—	1
Effects of changes in foreign exchange rates		1	—	—	1
At June 30, 2020		92	10	26	128
Current		7	9	13	29
Non-Current		85	1	13	99
Total Provisions		92	10	26	128

Restructuring costs
For the six months ended June 30, 2020, restructuring costs amounted to €11 million and included mostly allowance of provisions associated with headcount reductions in Europe and in the U.S.

Legal claims and other costs

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Litigation	19	21
Disease claims	4	4
Other	3	3
Total Provisions for legal claims and other costs	26	28
Contingencies
The Group is involved, and may become involved, in various lawsuits, claims and proceedings relating to customer claims, product liability, employee and retiree benefit matters and other commercial matters. The Group records provisions for pending litigation matters when it determines that it is probable that an outflow of resources will be required to settle the obligation, and such amounts can be reasonably estimated. In some proceedings, the issues raised are or can be highly complex and subject to significant uncertainties and amounts claimed are and can be substantial. As a result, the probability of loss and an estimation of damages are and can be difficult to ascertain. In exceptional cases, when the Group considers that disclosures relating to provisions and contingencies may prejudice its position, disclosures are limited to the general nature of the dispute.
The Group was subject to an arbitration by a customer claiming that Constellium had supplied defective products as a result of which the customer alleged it had suffered significant damages. The Group considered that this claim was without merit on both technical and legal grounds and believed it was not probable that the claim would result in a loss. This matter was satisfactorily resolved during the three months ended June 30, 2020.